Subsidiaries (Investments - I.C. Green) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Disclosure of subsidiaries [line items]
Nominal annual interest rate	4.94%
Primus Green Energy (PGE) [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	90.85%
Primus Green Energy (PGE) [Member] | Bridge Financing [Member]
Disclosure of subsidiaries [line items]
Face amount			$ 7,400
Primus Green Energy (PGE) [Member] | Bridge Financing [Member] | Consolidated [Member]
Disclosure of subsidiaries [line items]
Face amount	$ 7,000	$ 35,000
Nominal annual interest rate	2.00%	7.00%